CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2023
Convertible Notes
CONVERTIBLE NOTES

NOTE 10. CONVERTIBLE NOTES

The following tables provide a summary of the activity of the Company's convertible notes:

	Principal Balance 1/1/2022	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2022	Less: Discount Balance	Net Principal Balance 12/31/2022
BD1 Notes (related party)	$9,900,000	$—	$(2,000,000)	$(7,900,000)	$—	$—	$—
Nanyang Note	500,000	—	1,000,000	(1,500,000)	—	—	—
Fleur	—	—	1,000,000	(1,000,000)	—	—	—
Sabby	—	7,500,000	—	(107,101)	7,392,899	(4,777,643)	2,615,256
L1	—	7,500,000	—	—	7,500,000	(4,846,857)	2,653,143
	$10,400,000	$15,000,000	$—	$(10,507,101)	$14,892,899	$(9,624,500)	$5,268,399

	Principal Balance 12/31/2022	Principal Settled	Principal Balance 12/31/203	Less: Discount	Net Principal Balance 12/31/2023
Sabby	$7,392,899	$(7,392,899)	$—	$—	$—
L1	7,500,000	(7,093,333)	406,667	(51,731)	354,936
	$14,892,899	$(14,486,232)	$406,667	$(51,731)	$354,936

BD1 Convertible Note

Prior to January 1, 2022, the Company entered into a securities exchange agreement (“BD1 Exchange Agreement”) with BD1, who had previously acquired $6,252,000 of principal of existing unsecured debt and $1,145,000 of accrued interest from a number of investors. Pursuant to the terms of the BD1 Exchange Agreement, BD1 agreed to surrender and exchange all of its outstanding promissory notes with principal balances of approximately $10.4 million (including accrued interest and default penalties). In exchange, the Company issued to BD1 two  unsecured convertible notes with an aggregate principal amount of $10,500,000 (“BD1 Exchange Notes”). The BD1 Exchange Notes do not bear any interest, and will mature on December 18, 2025. BD1 has the right, at any time until the BD1 Exchange Notes are fully paid, to convert any outstanding and unpaid principal into shares of Common Stock at a fixed conversion price equal to $100 per share. Accordingly, the Company would issue 105,000 shares of Common Stock upon a full conversion of the BD1 Exchange Notes. As of January 1, 2022, the outstanding principal balance was $9,900,000.

The Company accreted the discount on the remaining principal to interest expense, ratably, over the life of the note.

On January 3, 2022, BD1 assigned $1,000,000 of its convertible notes to Fleur Capital Pte Ltd (“Fleur”). On January 21, 2022, BD1 assigned $1,000,000 of its convertible notes to Nanyang . The aggregate remaining principal balance held by BD1 after these assignments was $7,900,000. On February 1, 2022, BD1 converted all of their remaining $7,900,000 aggregate outstanding principal amount into 79,000 shares of common stock. The remaining discount of approximately $1,721,000 was charged to interest expense upon conversion.

Nanyang Convertible Note

Prior to January 1, 2022, Nanyang acquired $500,000 of the BD1 Exchange Notes from BD1 with the same terms. On January 21, 2022, as discussed above, BD1 assigned an additional $1,000,000 of the BD1 Convertible Notes to Nanyang with the same terms. On February 2, 2022, Nanyang converted $600,000 of their convertible notes into 6,000 shares of common stock. The associated discount on the converted portion of the notes of approximately $133,000 was charged to interest expense.

In July 2022, the Company and Nanyang agreed to waive the 4.99% cap on securities beneficially owned by Nanyang and its affiliates. On July 11, 2022, Nanyang converted all of their remaining $900,000 balance of their convertible notes into 9,000 shares of common stock. The remaining associated discount of approximately $176,000 on the note was charged to interest expense.

Fleur Convertible Note

On January 21, 2022, as discussed above, BD1 assigned $1,000,000 of the BD1 Convertible Notes to Fleur with the same terms. On February 2, 2022, Fleur converted $700,000 of their convertible notes into 7,000 shares of common stock. The associated discount on the converted portion of the notes of approximately $155,000 was charged to interest expense.

In July 2022, the Company and Fleur agreed to waive the 4.99% cap on securities beneficially owned by Fleur. On July 11, 2022, Fleur converted all of their remaining $300,000 balance of their convertible notes into 3,000 shares of common stock. The remaining associated discount of approximately $59,000 on the note was charged to interest expense.

Sabby / L1 Convertible Note

On December 19, 2022, the Company entered into a Securities Purchase Contract (the “Purchase Contract”) with two institutional investors (each, an “Investor” and collectively, the “Investors”) for the issuance of $12,500,000 in aggregate principal amount of Senior Secured Original Issue 10% Discount Convertible Advance Notes, for a purchase price of $11,250,000 in cash, net of an original issuance discount of $1,250,000 (the “Registered Advance Notes”), which matures in 18 months, bears 4.5% interest per annum, payable, at the option of the Company, in kind or in cash, subject to certain conditions, and is convertible, at the option of the holders from time to time, into shares of the Company’s Common Stock, or repayable in cash at maturity.

Under the Purchase Contract, in a concurrent private placement (the “Private Placement”), the Company issued to the Investors an additional $2,500,000 in aggregate principal amount of Senior Secured Original Issue 10% Discount Convertible Advance Notes, for a purchase price of $2,250,000 in cash, net of an original issuance discount of $250,000 (the “Private Placement Advance Notes” and, together with the Registered Advance Notes, the “Advance Notes”), which matures in 18 months, bears 4.5% interest per annum, payable, at the option of the Company, in kind or in cash, subject to certain conditions, and is convertible, at the option of the holders from time to time, into shares of the Company’s Common Stock, or repayable in cash at maturity.

The Advanced Notes are secured by a pledge of all assets of the Company pursuant to a Security Agreement, dated as of December 19, 2022. The Investors can converted the Advanced Notes into shares of the Company’s Common Stock at a conversion price, which is equal to the lower of (1) a 30% premium to the average of the five most recent daily volume weighted average price (“VWAPs”) of the Common Stock as measured on the day prior to the issuance of the Registered Advance Notes (the “Fixed Conversion Price”) and (2) 92.5% of the three lowest VWAPs of the Common Stock on the 10 trading days preceding delivery of a Conversion Notice by an Investor. The conversion price cannot be less than $114 if required in accordance with the rules and regulations of Nasdaq. An Investor (together with its affiliates) may not convert any portion of such Investor’s Advance Notes to the extent that the Investor would beneficially own more than 4.99% of the Company’s outstanding shares of Common Stock after conversion, except that upon at least 61 days prior notice from the Investor to the Company, the Investor may increase the maximum amount of its beneficial ownership of the Company’s outstanding shares of Common Stock after converting the holder’s Advance Notes to up to 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the conversion.

Additionally, the Investors have the option to require early prepayment of the principal amount of the Registered Advance Notes in cash from up to 30% of the gross proceeds of any subsequent issuance by the Company, for cash, of shares of the Company’s Common Stock or convertible securities, or any combination of units thereof. The Company, pursuant to the terms in the Purchase Contract, 210 days after the date of the Purchase Contract, may request that one of the Investors (the “Additional Advance Notes Investor”) acquire from the Company for a purchase price equal to 90% of the principal amounts thereof, additional Advance Notes (the “Additional Advance Notes”) to be issued in a registered direct offering in an aggregate principal amount not to exceed $1,000,000 (or, with the consent of the Additional Advance Notes Investor, $2,000,000) in any given month, up to an aggregate principal amount of $35,000,000 of Additional Advance Notes, provided, however, that no more than one Additional Advance Note may be issued during any 30-day period.

The Company also issued to the Investors warrants to purchase up to 12,568 shares of Common Stock (the “Warrants”), which have a five-year term and an exercise price of $786 per share, in each case subject to adjustment in accordance with the terms thereof. The Warrants are exercisable for cash. If, at the time the holder exercises any Warrants, a registration statement registering the issuance of the shares of Common Stock underlying the Warrants is not then effective or available for the issuance of such shares, then the Warrants may be net exercised on a cashless basis according to a formula set forth in the Warrants.

On December 19, 2022, the Company received $13,500,000 of gross proceeds from the Investors. The $13,500,000 was allocated between the Advanced Notes and Warrants purchased based on the relative fair value of these instruments. The fair value of the Advanced Notes was estimated as the proceeds received and the fair value of the Warrants was determined using the Black Scholes model using the following inputs and are both considered to be Level 2 inputs on the fair value hierarchy:

Warrants
Expected stock price volatility	129.5%
Dividend yield	0%
Risk-free interest rate	3.7%
Expected life of the warrants (in years)	2.5

Additionally, the Company determined the conversion feature was beneficial to the Investors at the date of issuance. The Company allocated a portion of the proceeds to the beneficial conversion feature ("BCF") based on its intrinsic value. The Company then allocated transaction costs based on these allocations resulting in the following allocation of proceeds:

	Principal Amount	Allocation	Original Note Discount	Transaction Costs	Net Amount
Convertible Debt	$15,000,000	$(7,480,058)	$(1,500,000)	$(930,678)	$5,089,264
Warrants	—	2,990,029	—	(462,256)	2,527,773
BCF	—	4,490,029	—	(694,155)	3,795,874
	$15,000,000	$—	$(1,500,000)	$(2,087,089)	$11,412,911

On March 29, 2023 and on April 12, 2023, the Company and each of the Investors amended the agreements (the “Amendment”), to waive the event of default, provide a prepayment schedule for the Advance Notes held by each of the Investors, and reduce the floor price to $40. After giving effect to the Amendment, the Advance Notes will be prepaid by the Company in cash on the following dates and in the following aggregate amounts, at a price equal to 100% of the principal amount of the Advance Notes to be prepaid plus accrued and unpaid interest thereon (if any). The Company’s failure to comply with the terms of the Amendment would constitute an “Event of Default” under the Advance Notes.

Prepayment Date	Aggregate
April 3, 2023	$333,333
April 13, 2023	333,333
May 18, 2023	666,667
June 19, 2023	666,667
$2,000,000

On May 22, 2023, the Investors and the Company agreed to defer for 90 days each of the two prepayments of $666,667 that were scheduled for May 18, 2023 and June 19, 2023. Accordingly, (i) the May 18, 2023 payment was deferred until August 16, 2023, and (ii) the June 19, 2023 payment was delayed until September 17, 2023.

On May 25, 2023, the Company and each of the Investors entered into a Waiver and Amendment Agreement (the “Second Amendment”) relating to the Securities Purchase Contract and the Advance Notes.  Pursuant to the Second Amendment, the Company and each of the Investors agreed to amend the Advance Notes to provide that if the Company receives a Notice of Conversion at a time that the Conversion Price (or, as applicable, the Alternative Conversion Price) then in effect Price, without regard to the Floor Price (the “Applicable Conversion Price”), is less than the Floor Price then in effect, the Company shall issue a number of shares equal to the Conversion Amount divided by such Floor Price and, at its election (x) pay the economic difference between the Applicable Conversion Price and such Floor Price (the “Outstanding Conversion Amount”) in cash at such time or (y) pay the Outstanding Conversion Amount following the consummation of a reverse stock split by the Company (1) in cash or (2) by issuing to the Holder a number of shares of Common Stock with an aggregate value equal to the Outstanding Conversion Amount, with the value per share of Common Stock for purposes of such calculation equal to (i) if such shares are issued on or prior to August 23, 2023, the daily VWAP of the Common Stock on the Trading Day following the date of the consummation of such reverse stock split or (ii) if such shares are issued after August 23, 2023, 90% of the daily VWAP of the Common Stock on the Trading Day following the date of the consummation of such reverse stock split.  The Company records the Outstanding Conversion Amounts as Conversions Payable on the Balance Sheets.

During the year ended December 31, 2023, the Company settled $14.5 million of principal as follows:

Principal Settled
Principal converted into stock	$6,990,269
Principal converted into conversions payable	6,470,540
Cash Payments	1,025,423
Total Principal Settled	$14,486,232

On December 1, 2023, the Company and each of the Investors agreed that future stock payments of existing conversion payable liabilities will be at an issue price of 100% of the VWAP of the Common Stock on the conversion date, but the conversion price may not be less than the revised Floor Price of $0.65. The Conversion payable activity for the year ended December 31, 2023 was as follows:

Conversions payable
Balance at January 1, 2023	$—
Additions to conversions payable	6,470,540
Cash payments	(5,211,738)
Conversions payable settled in stock	(169,642)
Balance at December 31, 2023	$1,089,160

During the years ended December 31, 2023 and 2022, the Company issued 465,574 and 350 shares of common stock, respectively, under the Securities Purchase Contract. During the year ended December 31, 2023, the Company recognized $4,077,510 in accelerated discounts in Additional Paid-in Capital on the Statements of Changes in Stockholders' Equity (Deficit).

The Securities Purchase Contract also included certain warrants to purchase up to 12,567 shares of common stock (the "Warrants"). The Warrants were issued with an exercise price equal to $786 per share, subject to certain adjustments in certain events, including the future issuance by the Company of securities with a purchase or conversion, exercise or exchange price that is less than the exercise price of the Warrants then in effect at any time.

On April 14, 2023 the Company entered a securities purchase agreement (“SPA”) with Lucro Investments VCC-ESG Opportunities Fund (“Lucro”) for an approximate $9 million private placement (the “Private Placement”) of an aggregate of 37,500 shares of the Company’s Common Stock. The per share purchase price for the Shares was $240 per share. The terms of the SPA with Lucro triggered certain adjustments to the Advance Notes and the Warrants in accordance with the existing terms of the outstanding Advance Notes and the outstanding Warrants. Following these adjustments:

1.	The fixed conversion price of the remaining principal outstanding on the Advance Notes was lowered to $73.22 per share of Common Stock;
2.	The exercise price of the outstanding Warrants was lowered to $73.22 per share of Common Stock; and
3.	The number of shares that the Warrants are exercisable for increased from 12,567 to 134,904 shares of Common Stock.

On June 29, 2023 the Company entered a securities purchase agreement (“Series 1B SPA”) with accredited investors (the "Accredited Investors") for the private placement of $900,000 for 900 shares of the Company’s newly designated Series 1B Convertible Preferred Stock (“Series 1B Preferred Stock”) (Note 13). Shares of the Series 1B Preferred Stock are convertible at the option of the holder into common stock at an initial conversion price of equal to $28.00 per share.

The terms of the Series 1B SPA triggered certain further adjustments to the Advance Notes and the Warrants in accordance with the existing terms of the outstanding Advance Notes and the outstanding Warrants.  Following these further adjustments in June 2023:

1.	The fixed conversion price of the remaining principal outstanding on the Advance Notes was lowered to $25.36 per share of Common Stock;
2.	The exercise price of the outstanding Warrants was lowered to $25.36 per share of Common Stock; and
3.	The number of shares that the Warrants are exercisable for increased from 134,904 to 389,500 shares of Common Stock.

On September 28, 2023, the Company entered into a placement agency agreement (the “Placement Agent Agreement”) with Dawson James Securities Inc. (“Dawson James”) pursuant to which the Company engaged Dawson James as the placement agent for a registered public offering by the Company (the “Offering”), of an aggregate of 3,572,635 units (“Units”) at a price of $2.88 per Unit, for gross proceeds of approximately $10.3 million, before deducting offering expenses.

The terms of the Offering triggered certain further adjustments to the Advance Notes and the Warrants in accordance with the existing terms of the outstanding Advance Notes and the outstanding Warrants.  Following these further adjustments in October 2023:

1.	The fixed conversion price of the approximately then outstanding $400,000 principal amount currently outstanding Advance Notes has been lowered to $1.76 per share of Common Stock;
2.	The exercise price of the outstanding Warrants has been lowered to $1.76 per share of Common Stock; and
3.	The number of shares that the Warrants are exercisable for has been increased from 389,500 to 5,596,232 shares of Common Stock.

Pursuant to ASC 260, Earnings per Share, the Company recorded a deemed dividend for the down round adjustments of $17,980,678 which reduced income available to common shareholders in the Company's earnings per share calculations.

 The discount on the note is recorded as interest expense ratably over the term of the note. Interest payable on the Advance Notes, as of December 31, 2023 and 2022 was approximately $29,900 and $22,100, respectively. The Company recognized $301,700 and $22,100 in interest expense for the years ended December 31, 2023 and 2022, respectively and recognized $1,809,000 and $286,200 as interest expense for the amortization of the discount for the years ended December 31, 2023 and 2022.